Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.87%
Alabama–2.98%
Alabama Highway Authority; Series 2025, RB (INS - AGI)(a)	5.00%	09/01/2027	$1,335	$1,374,880
Baldwin (County of), AL Industrial Development Authority (Novelis Corp.); Series 2026, RB(b)(c)(d)	4.30%	03/01/2033	2,000	1,967,548
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(a)	4.38%	06/01/2028	10	10,008
Black Belt Energy Gas District; Series 2022 C-1, RB	5.25%	06/01/2029	1,000	1,048,677
Black Belt Energy Gas District (The); Series 2024 A, RB(d)	5.25%	09/01/2032	1,585	1,648,127
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(d)(e)	4.00%	08/03/2026	5,000	5,032,084
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(d)	4.00%	12/01/2026	5,000	5,013,667
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(d)	4.00%	12/01/2026	8,820	8,843,674
Mobile (City of), AL Industrial Development Board (Alabama Power Co. Barry Plant); Series 2008, RB(d)	2.75%	03/15/2029	6,500	6,456,527
Southeast Energy Authority A Cooperative District;
Series 2025 D, RB	5.00%	09/01/2029	685	719,826
Series 2025 D, RB	5.00%	09/01/2030	685	728,063
Series 2025 E, RB	5.00%	10/01/2030	10,000	10,713,715
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(b)(f)	2.45%	02/01/2028	5,000	5,000,000
				48,556,796
Alaska–0.23%
Alaska (State of) International Airports System; Series 2025 A, Ref. RB	5.00%	10/01/2026	510	513,724
Alaska Housing Finance Corp.; Series 2025 A, Ref. RB	5.00%	12/01/2029	2,000	2,144,145
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,120	1,092,959
				3,750,828
Arizona–2.87%
Arizona (State of) Game & Fish Department & Commission (AGF Administration Building); Series 2006, RB	5.00%	07/01/2032	105	106,338
Arizona (State of) Industrial Development Authority; Series 2024, RB(d)	5.00%	09/01/2026	1,000	1,004,521
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2025, RB(b)(d)	4.88%	07/01/2035	500	516,675
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.00%	11/01/2028	1,500	1,557,969
Arizona (State of) Industrial Development Authority (Unity at West Glendale); Series 2024, RB(d)	5.00%	09/01/2026	1,100	1,105,463
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(c)(d)	5.00%	09/01/2027	10,000	10,121,841
Glendale (City of), AZ;
Series 2025, Ref. RB	5.00%	07/01/2026	1,500	1,502,794
Series 2025, Ref. RB	5.00%	07/01/2031	2,000	2,220,353
Glendale (City of), AZ Industrial Development Authority (Midwestern University); Series 2025, RB	5.00%	05/15/2027	500	510,080
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(b)(g)	0.00%	12/15/2034	1,000	562,519
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	4,935	5,000,616
Series 2026 D, Ref. RB	5.00%	01/01/2036	1,500	1,676,603
Series 2026 D, Ref. RB	5.00%	01/01/2038	3,000	3,354,049
Maricopa County Unified School District No. 69 Paradise Valley; Series 2025 A, GO Bonds	5.00%	07/01/2026	1,000	1,001,939
Maricopa County Union High School District No. 210-Phoenix (2023); Series 2025 B, GO Bonds	5.00%	07/01/2027	1,000	1,025,899
Phoenix (City of), AZ Industrial Development Authority (Broadway Farms); Series 2025, RB(d)	3.10%	02/01/2028	4,000	4,004,428
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,565	2,573,956
Series 2017, Ref. RB	5.00%	07/01/2038	5,145	5,154,767
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(b)	5.00%	09/01/2026	25	25,009
Pinal (county of), AZ; Series 2025, Ref. RB (INS - BAM)(a)	5.00%	08/01/2031	1,100	1,217,669
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,100	1,101,265
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Queen Creek (Town of ), AZ; Series 2026, COP	5.00%	10/01/2040	$855	$955,226
Sun Devil Energy Center LLC (Arizona State University);
Series 2008, Ref. RB	5.00%	07/01/2027	100	100,496
Series 2008, Ref. RB	5.00%	07/01/2030	155	155,771
Yuma County Library District; Series 2025, Ref. GO Bonds (INS - AGI)(a)	5.00%	07/01/2027	285	291,796
				46,848,042
Arkansas–0.07%
Fort Smith (City of), AR; Series 2015, Ref. RB	5.00%	10/01/2030	1,130	1,131,500
California–2.10%
California (State of);
Series 2013, Ref. GO Bonds	5.00%	10/01/2026	5	5,009
Series 2014, Ref. GO Bonds	5.00%	10/01/2034	145	145,247
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(d)	5.25%	04/01/2030	2,945	3,112,995
Series 2025, RB	5.00%	04/01/2029	500	516,600
Series 2025, RB	5.00%	10/01/2029	1,000	1,039,176
Series 2025, RB	5.00%	04/01/2030	1,000	1,040,430
Series 2025, RB	5.00%	10/01/2030	1,750	1,823,594
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services); Series 2024 A, RB	3.85%	11/15/2027	1,850	1,850,580
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,326,079
Series 2018 A, RB	5.00%	11/15/2032	1,630	1,682,108
California (State of) Housing Finance Agency (Pinnacle Pass Apartments); Series 2026, RB(d)	2.95%	03/01/2028	2,000	2,000,866
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	2,425	2,454,369
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(b)(c)(d)	12.00%	11/02/2026	1,445	809,200
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,245
California State University; Series 2016 A, Ref. RB	5.00%	11/01/2041	2,000	2,002,607
East Side Union High School District (Election of 2016); Series 2025 D, GO Bonds	5.00%	08/01/2027	4,000	4,118,534
Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGI)(a)(g)	0.00%	08/01/2027	345	331,371
Los Angeles (City of), CA; Series 2025, RN	5.00%	06/25/2026	2,000	2,003,117
Northern California Energy Authority; Series 2024, Ref. RB(d)	5.00%	08/01/2030	3,600	3,820,087
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	215	215,097
Oxnard School District (Election of 2016); Series 2017 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2041	700	711,566
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	1,285	1,290,625
Plumas Lake Elementary School District;
Series 2026, COP (INS - AGI)(a)	5.00%	06/01/2039	680	711,445
Series 2026, COP (INS - AGI)(a)	5.00%	06/01/2040	830	866,934
Riverside Community College District; Series 2023, COP	5.00%	06/01/2037	120	120,121
				34,168,002
Colorado–2.00%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	2,700	2,731,694
Broomfield (City & County of), CO; Series 2026, Ref. RB	5.00%	12/01/2039	1,000	1,130,422
Colorado (State of); Series 2025, COP	5.00%	03/15/2027	500	509,091
Colorado (State of) Department of Transportation; Series 2016, COP(d)(e)	5.00%	06/15/2026	1,330	1,331,138
Colorado (State of) Regional Transportation District (Fastracks);
Series 2016 A, RB	5.00%	11/01/2036	2,715	2,735,042
Series 2017 A, RB	5.00%	11/01/2033	1,000	1,008,715
Series 2017 A, RB	5.00%	11/01/2036	2,940	2,961,703
Colorado Housing and Finance Authority (Creekside Flats); Series 2026, RB(d)	3.00%	11/01/2029	2,000	2,000,000
Colorado Springs (City of), CO; Series 2006 B, VRD RB(f)	1.40%	11/01/2036	6,940	6,940,000
Denver City & County School District No. 1;
Series 2025 A, GO Bonds	5.00%	12/01/2026	1,000	1,011,528
Series 2025 A, GO Bonds	5.25%	12/01/2036	1,500	1,747,416
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
El Paso County School District No 14 Manitou Springs; Series 2026, GO Bonds	5.00%	12/01/2032	$250	$280,941
Fort Collins Urban Renewal Authority;
Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2026	765	772,180
Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2028	1,180	1,234,740
Fort Collins-Loveland Water District; Series 2025, RB	5.00%	12/01/2027	1,000	1,035,452
Larimer County School District No. R-1 Poudre; Series 2018, GO Bonds	5.00%	12/15/2040	2,660	2,766,103
Park Creek Metropolitan District; Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2032	775	866,049
Weld County School District No. Re-1; Series 2017, GO Bonds (INS - AGI)(a)	5.00%	12/15/2031	1,500	1,515,082
				32,577,296
Connecticut–1.49%
Connecticut (State of);
Series 2016 E, GO Bonds	5.00%	10/15/2034	3,280	3,302,772
Series 2025 A, GO Bonds	5.00%	03/15/2027	3,125	3,186,016
Connecticut (State of) (Transportation Infrastructure); Series 2025, Ref. RB	5.00%	07/01/2027	5,000	5,131,663
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University Issue);
Series 2016 M, Ref. RB(d)(e)	5.00%	07/01/2026	730	731,341
Series 2026, Ref. RB	5.00%	07/01/2035	1,000	1,138,292
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2025 O, Ref. RB	5.00%	07/01/2031	3,000	3,291,621
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2025 B-1, RB(d)	5.00%	07/01/2030	5,000	5,438,548
Connecticut (State of) Housing Finance Authority (Green Bonds); Series 2024, RB(d)	3.35%	05/15/2027	1,500	1,500,451
South Central Connecticut Regional Water Authority; Thirty Second Series 2016 B, Ref. RB(d)(e)	5.00%	08/01/2026	595	597,185
				24,317,889
Delaware–0.32%
Delaware (State of) Economic Development Authority (NRG Energy);
Series 2020 A, Ref. RB(d)	4.00%	10/01/2035	3,045	3,070,003
Series 2020 B, Ref. RB(d)	4.00%	10/01/2035	2,100	2,117,243
				5,187,246
District of Columbia–1.98%
District of Columbia;
Series 2012, RB	5.00%	12/01/2026	100	100,171
Series 2025 A, Ref. RB	5.00%	06/01/2027	3,000	3,072,378
Series 2026 C, VRD GO Bonds(f)	1.72%	06/01/2051	2,600	2,600,000
District of Columbia (Children’s Hospital Obligated Group);
Series 2015, Ref. RB	5.00%	07/15/2032	1,000	1,003,616
Series 2015, Ref. RB	5.00%	07/15/2040	3,190	3,193,215
District of Columbia Housing Finance Agency;
Series 2025 A-2, RB (CEP - Federal Housing Administration)(d)	3.60%	09/01/2030	2,000	2,007,946
Series 2026, RB (CEP - Federal Housing Administration)(d)	3.13%	03/01/2031	4,000	3,979,137
Metropolitan Washington Airports Authority; Series 2010 D, VRD RB (LOC - TD Bank, N.A.)(f)(h)	1.57%	10/01/2040	10,000	10,000,000
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2031	1,110	1,134,785
Series 2017 B, RB	5.00%	07/01/2035	1,400	1,426,711
Series 2017 B, RB	5.00%	07/01/2042	3,750	3,806,993
				32,324,952
Florida–7.82%
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 B, RB(b)(d)	4.90%	07/01/2028	500	500,177
Board of Governors of Florida Atlantic University; Series 2016 A, Ref. RB	5.00%	07/01/2031	1,000	1,001,528
Broward (County of), FL; Series 2013 B, RB	5.00%	10/01/2026	260	260,367
Broward (County of), FL School District; Series 2016 A, Ref. COP(d)(e)	5.00%	07/01/2026	4,135	4,142,596
Capital Trust Authority (UF Health); Series 2025 A, Ref. RB	5.00%	12/01/2030	7,700	8,325,017
Central Florida Expressway Authority;
Series 2016 B, Ref. RB(d)(e)	5.00%	07/01/2026	3,005	3,010,520
Series 2017, Ref. RB(d)(e)	5.00%	07/01/2027	2,020	2,070,568
Series 2017, Ref. RB(d)(e)	5.00%	07/01/2027	1,535	1,573,426
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Central Florida Tourism Oversight District; Series 2016, GO Bonds	5.00%	06/01/2033	$2,000	$2,002,733
Duval County (County of), FL School Board; Series 2025 A, Ref. COP (INS - AGI)(a)	5.00%	07/01/2028	1,250	1,309,595
Escambia (County of), FL School Board;
Series 2025 A, COP (INS - AGI)(a)	5.00%	02/01/2028	250	259,341
Series 2025 A, COP (INS - AGI)(a)	5.00%	02/01/2030	675	730,586
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(c)	4.50%	05/01/2031	185	187,525
Florida (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	10/01/2027	2,385	2,401,499
Florida (State of) Municipal Power Agency (All-Requirements Power Supply); Series 2025, Ref. RB	5.00%	10/01/2030	1,500	1,639,908
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB (Acquired 01/08/2025; Cost $1,006,758)(c)(i)	5.00%	07/01/2035	1,000	710,000
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, Ref. RB (Acquired 01/14/2025; Cost $2,977,950)(c)(i)	5.00%	07/01/2037	3,000	2,130,000
Florida Housing Finance Corp. (Residences At Claude Pepper); Series 2026, RB(d)	3.10%	06/01/2030	1,500	1,504,280
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	3,350	3,494,219
Gainesville (City of), FL; Series 2017 A, RB	5.00%	10/01/2031	1,265	1,301,939
Greater Orlando Aviation Authority; Series 2016 B, RB(d)(e)	5.00%	10/01/2026	210	211,569
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2043	1,305	1,342,597
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.00%	11/15/2034	6,000	6,751,778
Hillsborough (County of), FL Industrial Development Authority (Silver Oaks Apartment); Series 2026, RB(d)	2.90%	05/01/2029	5,050	5,038,132
Hillsborough (County of), FL School Board (Master Lease Program); Series 2015 A, Ref. COP	5.00%	07/01/2030	2,330	2,334,294
JEA Electric System;
Series 2017 B, Ref. RB	5.00%	10/01/2032	3,410	3,500,965
Series 2017 B, Ref. RB	5.00%	10/01/2033	4,000	4,100,082
Lee (County of), FL; Series 2026 A-2, RB(c)(d)	5.00%	10/01/2031	1,000	1,073,728
Lee (County of), FL Housing Finance Authority; Series 2025 B, RB(d)	3.13%	10/01/2028	1,000	1,002,098
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(b)(d)	5.50%	07/01/2026	4,150	4,149,095
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	1,155	1,156,181
Lee County School Board (The); Series 2016 A, COP	5.00%	08/01/2035	1,000	1,002,842
Miami (City of) & Dade (County of), FL School Board (The); Series 2025 A, Ref. COP	5.00%	05/01/2028	5,000	5,211,179
Miami-Dade (County of), FL;
Series 2014, RB	5.00%	10/01/2032	1,160	1,161,398
Series 2015 A, Ref. RB(c)	5.00%	10/01/2038	1,000	1,002,527
Series 2025 A, RB	5.00%	10/01/2027	1,000	1,032,006
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	13,750	13,758,437
Series 2016 A, Ref. RB	5.00%	07/01/2032	2,000	2,002,743
Miami-Dade (County of), FL Housing Finance Authority (Amber Station); Series 2025 A, RB(d)	3.25%	08/01/2029	3,000	3,016,760
Orlando (City of), FL Utilities Commission; Series 2025 A, RB	5.00%	10/01/2036	1,000	1,136,114
Osceola (County of), FL; Series 2016 A, Ref. RB	5.00%	10/01/2030	1,000	1,001,470
Osceola (County of), FL Housing Finance Authority; Series 2026, RB(d)	2.65%	09/01/2028	1,850	1,827,590
Palm Beach County School District; Series 2025 A, Ref. COP	5.00%	08/01/2029	1,250	1,335,007
Palm Desert (City of), FL; Series 2026, Ref. RB	5.00%	10/01/2039	1,000	1,113,319
Peace River Manasota Regional Water Supply Authority; Series 2025 A, RB	5.00%	10/01/2037	1,725	1,959,249
Seminole (County of), FL; Series 2025 A, Ref. RB	5.00%	10/01/2030	1,000	1,097,996
Seminole (County of), FL School District;
Series 2025, RB (INS - AGI)(a)	5.00%	10/01/2027	1,300	1,342,129
Series 2025, RB (INS - AGI)(a)	5.00%	10/01/2028	1,500	1,579,938
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2025 B, RB(d)	5.00%	08/15/2030	7,000	7,566,033
St. Johns (County of), FL Housing Finance Authority (Oaks at St. John); Series 2023 B, RB(b)(d)	5.50%	12/01/2026	6,000	5,995,514
Tampa (City of), FL; Series 2015, Ref. RB	5.00%	04/01/2040	165	165,157
USF Financing Corp.; Series 2025, Ref. RB	5.00%	07/01/2027	1,000	1,024,061
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University);
Series 2025, RB	5.00%	10/15/2028	$800	$840,478
Series 2025, RB	5.00%	10/15/2030	2,000	2,174,966
				127,563,256
Georgia–3.40%
Burke (County of), GA Development Authority (Georgia Power Company);
Series 2009, VRD RB(f)	2.05%	07/01/2049	5,000	5,000,000
Series 2018, Ref. VRD RB(f)	2.15%	11/01/2052	5,000	5,000,000
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 2012, Ref. RB(d)	2.90%	08/21/2029	5,000	4,990,136
Carroll (County of), GA; Series 2021, GO Bonds	5.00%	06/01/2026	1,250	1,250,000
Cartersville (City of), GA; Series 2026, RB	5.00%	06/01/2032	1,000	1,124,786
DeKalb (County of), GA Development Authority (The Globe Academy, Inc.); Series 2024 A, RB	4.00%	06/01/2035	635	627,296
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	3,250	3,254,497
Development Authority of Monroe County (The); Series 2006, Ref. RB(d)	2.80%	03/06/2031	2,500	2,467,519
Macon-Bibb County Housing Authority; Series 2025, RB(d)	3.15%	02/01/2028	3,500	3,504,668
Main Street Energy, Inc.; Series 2025, RB	5.00%	12/01/2029	1,500	1,567,332
Main Street Natural Gas, Inc.;
Series 2019 C, RB(d)	4.00%	09/01/2026	7,000	7,012,779
Series 2021 A, RB(d)	4.00%	09/01/2027	5,120	5,184,298
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	12,200	12,225,691
Richmond (County of), GA Board of Education; Series 2025, GO Bonds	5.00%	10/01/2032	1,000	1,123,420
Toombs County School District; Series 2026, GO Bonds	5.50%	12/01/2032	1,000	1,156,398
				55,488,820
Hawaii–0.49%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2028	1,880	1,883,569
Series 2016 FG, GO Bonds	5.00%	10/01/2030	2,890	2,911,827
Honolulu (City & County of), HI;
Series 2016 A, RB	5.00%	07/01/2036	1,000	1,001,507
Series 2023, RB(d)	5.00%	06/01/2026	2,125	2,125,000
				7,921,903
Idaho–0.17%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2015 D, Ref. RB	5.50%	12/01/2027	1,000	1,005,361
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	1,565	1,715,111
				2,720,472
Illinois–5.75%
Aurora (City of), IL; Series 2025 C, GO Bonds	5.00%	12/30/2036	1,195	1,328,928
Chicago (City of), IL (O’Hare International Airport);
Series 2017 B, Ref. RB	5.00%	01/01/2038	1,710	1,726,951
Series 2024 D, Ref. RB	5.00%	01/01/2027	5,110	5,177,943
Series 2025 D, Ref. RB	5.00%	01/01/2027	1,120	1,134,892
Chicago (City of), IL Midway International Airport; Series 2025 B, Ref. RB	5.00%	01/01/2037	2,000	2,249,715
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	450,479
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,010
Cook & DuPage (Counties of), IL (Elmhurst Park District); Series 2025, GO Bonds	5.00%	12/15/2026	250	253,014
Cook (County of), IL;
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	1,000	1,009,042
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	3,950	3,985,538
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,150	1,159,094
Cook (County of), IL School District No. 102 (La Grange); Series 2025, GO Bonds (INS - BAM)(a)	5.00%	12/15/2032	260	288,055
Cook County High School District No.203 New Trier Township; Series 2021 A, GO Bonds	5.00%	12/15/2027	1,255	1,299,862
DuPage County Community High School District No. 99 Downers Grove; Series 2025, GO Bonds	5.00%	12/15/2027	630	650,976
DuPage County Forest Preserve District; Series 2025, GO Bonds	5.00%	11/01/2026	1,000	1,009,203
DuPage County High School District No. 87 Glenbard; Series 2026, GO Bonds	5.00%	01/01/2036	500	571,674
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Elk Grove Village (Village of), IL; Series 2017, GO Bonds	5.00%	01/01/2035	$1,000	$1,009,945
Grundy Kendall & Will Counties Community High School District No. 111 (Minooka); Series 2025, GO Bonds	5.00%	12/01/2026	200	202,126
Illinois (State of);
Series 2016, GO Bonds	5.00%	01/01/2027	3,510	3,518,613
Series 2019 A, GO Bonds	5.00%	11/01/2026	2,935	2,961,177
Illinois (State of) Development Finance Authority (Vincent De Paul Center); Series 2000, RB(d)	2.85%	03/01/2030	3,000	2,968,283
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	918	859,945
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2035	635	636,774
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	432,714
Series 2017, Ref. RB	5.00%	08/01/2028	500	507,879
Series 2017, Ref. RB	5.00%	08/01/2029	325	329,869
Illinois (State of) Finance Authority (The University of Chicago); Series 2025, Ref. RB	5.00%	04/01/2027	2,210	2,252,514
Illinois (State of) Finance Authority (Uchicago Medicine); Series 2022 B-2, RB(d)	5.00%	08/15/2027	9,850	10,032,667
Illinois (State of) Housing Development Authority (Green Bonds); Series 2024 E, Ref. VRD RB (CEP - Federal Housing Administration)(f)	1.61%	01/01/2065	3,450	3,450,000
Illinois (State of) Toll Highway Authority;
Series 2015 A, RB	5.00%	01/01/2036	4,955	4,961,375
Series 2016 A, Ref. RB	5.00%	12/01/2032	9,115	9,134,977
Series 2024 A, Ref. RB	5.00%	01/01/2036	1,275	1,445,209
Illinois Housing Development Authority; Series 2023, RB(d)	2.80%	04/01/2028	3,100	3,083,911
Kane Cook & DuPage Counties School District No. U-46 Elgin; Series 2025, GO Bonds	5.00%	01/01/2036	1,115	1,240,554
Kane McHenry Cook & De Kalb Counties Unit School District No. 300; Series 2015, Ref. GO Bonds	5.00%	01/01/2028	1,000	1,003,871
Madison-Macoupin Etc Counties Community College District No. 536; Series 2015 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	11/01/2027	1,335	1,340,055
Rock Island County Community Unit School District No 40 Moline; Series 2025, GO Bonds	5.00%	12/01/2027	135	139,503
Tender Option Bond Trust Receipts/Certificates; Series 2023, VRD RB (INS - AGI)(a)(b)(f)	2.32%	05/01/2031	11,530	11,530,000
University of Illinois;
Series 2008 A, Ref. COP (INS - AGI)(a)	5.25%	10/01/2026	1,020	1,021,958
Series 2023 A, Ref. RB	5.00%	04/01/2031	3,050	3,346,954
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,011
Will (County of), IL; Series 2025 B, Ref. GO Bonds	5.00%	11/15/2032	1,000	1,123,168
Winnebago, Ogle, Boone, Stephenson, DeKalb & McHenry (Counties of), IL Community College District No. 511 (Rock Valley College); Series 2025 B, Ref. GO Bonds	5.00%	01/01/2030	2,715	2,915,736
				93,825,164
Indiana–0.81%
Indiana (State of) Finance Authority; Series 2016, Ref. RB	5.00%	09/01/2028	1,280	1,286,842
Indiana (State of) Finance Authority (CWA Authority); Series 2014 A, RB	5.00%	10/01/2026	1,750	1,753,233
Indiana (State of) Finance Authority (Greenwood Village South); Series 2025, RB	3.75%	05/15/2032	1,000	1,000,836
Indiana (State of) Housing & Community Development Authority (Social Bonds); Series 2023 A-1, RB (CEP - GNMA)	5.75%	07/01/2053	2,310	2,433,643
Indiana (State of) Municipal Power Agency;
Series 2016 A, Ref. RB(d)(e)	5.00%	07/01/2026	550	551,010
Series 2016 C, Ref. RB(d)(e)	5.00%	07/01/2026	1,000	1,001,837
Rockport (City of), IN (Indiana Michigan Power Co.); Series 2025 A, Ref. RB(d)	3.70%	06/01/2029	5,000	5,099,685
				13,127,086
Iowa–2.20%
Ames (City of), IA (Mary Greely Medical Center); Series 2016, Ref. RB	5.00%	06/15/2032	4,430	4,438,059
Iowa (State of) Finance Authority (Unitypoint Health);
Series 2014 C, RB	5.00%	02/15/2031	810	811,876
Series 2014 C, RB	5.00%	02/15/2032	3,405	3,412,833
Iowa (State of) Higher Education Loan Authority (Grinnell College); Series 2014, Ref. RB	5.00%	12/01/2032	1,675	1,678,207
Le Mars Community School District; Series 2025, GO Bonds (INS - AGI)(a)	5.00%	06/01/2029	1,410	1,497,978
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(a)	5.00%	12/01/2039	500	549,591
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
PEFA Inc. (Gas);
Series 2019, RB(d)(e)	5.00%	09/01/2026	$19,695	$19,804,443
Series 2026 A, Ref. RB	5.00%	04/01/2028	1,630	1,673,806
Series 2026 A, Ref. RB	5.00%	04/01/2029	955	992,072
Waukee Community School District; Series 2025 A, GO Bonds	5.00%	06/01/2032	960	1,071,352
				35,930,217
Kansas–1.37%
Garden (City of), KS (Sports of the World Star Bond – Phase II); Series 2025, RB(b)	4.25%	06/01/2033	1,000	1,005,347
Kansas (State of) Department of Transportation; Series 2025 A, Ref. RB	5.00%	09/01/2028	7,000	7,368,267
Kansas (State of) Development Finance Authority;
Series 2025 F, RB(d)	2.95%	09/01/2027	3,300	3,292,945
Series 2026 F, RB(d)	3.05%	12/01/2028	2,000	2,006,233
Kansas (State of) Development Finance Authority (Green Bonds); Series 2025 J, RB(d)	2.70%	10/01/2028	3,000	2,970,149
University of Kansas Hospital Authority (The University of Kansas Health System); Series 2026, RB(d)	5.00%	03/01/2030	1,000	1,065,913
Wichita (City of), KS (Greenwich Star Bond Project); Series 2026, RB(b)	3.20%	09/01/2026	2,625	2,625,043
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	1,000	1,009,365
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2030	1,000	1,005,295
				22,348,557
Kentucky–1.32%
Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS - AGI)(a)	4.38%	06/01/2028	25	25,032
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2028	1,000	1,001,401
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2026	2,000	2,001,922
Kentucky (Commonwealth of) Property & Building Commission (No. 133); Series 2025 A, RB	5.00%	09/01/2037	2,000	2,267,141
Kentucky (Commonwealth of) Public Energy Authority; Series 2025 A, Ref. RB(d)	5.25%	12/01/2029	8,500	8,983,953
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2016, RB(d)(e)	5.00%	07/01/2026	1,715	1,718,150
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2031	2,835	2,849,323
Series 2016 A, Ref. RB	5.00%	10/01/2032	2,660	2,672,458
				21,519,380
Louisiana–1.79%
East Baton Rouge (Parish of), LA School Board; Series 2025, GO Bonds (INS - BAM)(a)	5.00%	03/01/2027	250	254,578
Louisiana (State of) Gasoline & Fuels;
Series 2023 A-1, Ref. VRD RB (LOC - TD Bank, N.A.)(f)(h)	2.10%	05/01/2043	3,990	3,990,000
Series 2025 B, RB	5.00%	05/01/2027	3,200	3,272,034
Series 2025 B, RB	5.00%	05/01/2028	3,000	3,141,621
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.00%	11/15/2030	500	501,715
New Orleans (City of), LA Aviation Board (Consolidated Rental Car);
Series 2018, Ref. RB (INS - AGI)(a)	5.00%	01/01/2036	1,250	1,281,967
Series 2018, Ref. RB (INS - AGI)(a)	5.00%	01/01/2037	1,440	1,474,820
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(d)	3.70%	06/01/2030	2,000	2,023,064
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(d)	3.30%	07/03/2028	5,200	5,218,402
Subseries 2017 A-3, Ref. RB(d)	2.20%	07/01/2026	8,000	7,992,937
				29,151,138
Maine–0.17%
Maine (State of) Turnpike Authority; Series 2025, Ref. RB (INS - AGI)(a)	5.00%	07/01/2028	1,680	1,760,794
Maine Municipal Bond Bank; Series 2017 D, Ref. RB	5.00%	11/01/2029	1,010	1,043,274
				2,804,068
Maryland–0.58%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,040,249
Maryland Economic Development Corp. (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(d)	5.00%	03/27/2035	2,155	2,307,257
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Washington Suburban Sanitary Commission; Series 2015 B, VRD RB(f)	2.05%	06/01/2027	$4,085	$4,085,000
				9,432,506
Massachusetts–1.48%
Boston (City of), MA;
Series 2026 A, GO Bonds	5.00%	06/01/2036	1,000	1,173,021
Series 2026 B, Ref. GO Bonds	5.00%	06/01/2036	1,000	1,173,021
Hudson (Town of), MA; Series 2025, GO Notes	5.00%	06/11/2026	1,000	1,000,280
Massachusetts (Commonwealth of);
Series 2018 A, GO Bonds	5.00%	01/01/2041	1,145	1,171,750
Series 2025 E, GO Bonds	5.00%	08/01/2032	2,500	2,822,544
Massachusetts (Commonwealth of) Bay Transportation Authority;
Series 2025 B, RB	5.00%	07/01/2029	2,255	2,420,608
Series 2025 B, RB	5.00%	07/01/2030	2,500	2,736,493
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds); Series 2026, Ref. RB	5.00%	02/01/2033	2,000	2,277,630
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.); Series 2025, RB	5.00%	07/01/2029	1,800	1,887,101
Massachusetts (Commonwealth of) Health & Educational Facilities Authority; Series 2007 C, RB (SIFMA Municipal Swap Index + 0.90%)(j)	2.47%	11/15/2032	1,890	1,885,462
Massachusetts (Commonwealth of) School Building Authority; Series 2025, Ref. RB	5.00%	02/15/2031	600	662,785
University of Massachusetts Building Authority; Series 2017-1, RB	5.25%	11/01/2047	4,770	4,852,244
Waltham (City of), MA; Series 2008, GO Bonds	4.20%	09/15/2027	15	15,015
				24,077,954
Michigan–4.77%
Ann Arbor School District; Series 2025, Ref. GO Bonds	5.00%	05/01/2029	2,885	3,072,839
Chippewa Valley Schools; Series 2025, Ref. GO Bonds	5.00%	05/01/2030	1,000	1,086,602
Detroit (City of), MI; Series 2006, Ref. RB (INS - AGI) (3 mo. Term SOFR + 0.60%)(j)	3.25%	07/01/2032	6,835	6,834,787
Great Lakes Water Authority;
Series 2016 C, Ref. RB(d)(e)	5.00%	07/01/2026	1,885	1,888,463
Series 2016 D, Ref. RB(d)(e)	5.00%	07/01/2026	5,000	5,009,184
Grosse Pointe Public School System; Series 2025, GO Bonds	5.00%	05/01/2027	1,000	1,021,136
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2026, RB(b)	5.00%	08/15/2036	1,000	1,012,569
L’Anse Creuse Public Schools; Series 2025 I, GO Bonds	5.00%	05/01/2036	1,000	1,138,040
Lansing (City of), MI Board of Water & Light; Series 2026 A, Ref. RB(d)	5.00%	07/01/2031	1,480	1,625,586
Michigan (State of) Building Authority (Facilities Program);
Series 2020, Ref. VRD RB(f)	1.67%	10/15/2042	3,100	3,100,000
Series 2023 I-M, VRD RB(f)	1.67%	04/15/2058	10,480	10,480,000
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2022, Ref. RB	5.00%	04/15/2036	2,000	2,168,712
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2034	1,340	1,344,411
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2015, Ref. RB	5.50%	12/01/2028	2,245	2,267,751
Series 2015, Ref. RB	5.50%	12/01/2029	3,075	3,106,065
Series 2016, Ref. RB	5.00%	12/01/2030	225	225,871
Michigan (State of) Housing Development Authority (Clark Road Senior Apartments);
Series 2023, RB(d)	2.67%	10/01/2026	1,415	1,413,837
Series 2023, RB(d)	2.67%	10/01/2026	1,565	1,563,827
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	3,375	3,632,646
Michigan State University; Series 2025 A, Ref. RB	5.00%	02/15/2029	2,385	2,535,531
Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	185,070
Rib Floater Trust; Series 2022-047, VRD RB(b)(f)	2.03%	12/01/2045	10,000	10,000,000
Rockford Public Schools;
Series 2016, Ref. GO Bonds(d)(e)	5.00%	07/07/2026	1,025	1,027,261
Series 2016, Ref. GO Bonds(d)(e)	5.00%	07/07/2026	1,025	1,027,261
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD RB(b)(f)	2.03%	10/15/2050	7,995	7,995,000
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2017 C, Ref. RB	5.00%	12/01/2026	2,495	2,522,766
Series 2025, Ref. RB	5.00%	12/01/2036	485	554,796
				77,840,011
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.60%
Elk River Independent School District No. 728; Series 2024 A, Ref. GO Bonds (CEP - Ohio School District)	5.00%	02/01/2031	$2,000	$2,207,034
Minnesota (State of) Health & Education Facilities Authority (ST. OLAF College); Series 2025, Ref. RB	5.00%	12/01/2026	1,000	1,009,883
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,437,862
Shakopee (City of), MN; Series 2025, Ref. RB	4.45%	11/01/2035	1,300	1,304,969
St. Cloud (City of), MN (CentraCare Health System); Series 2026, Ref. RB	5.00%	05/01/2036	1,000	1,129,763
St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(d)(e)	4.50%	07/01/2026	175	175,227
St. Paul (City of), MN Port Authority; Series 2007-1, RB	5.00%	08/01/2036	1,105	1,105,645
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(c)	5.38%	02/01/2032	900	900,039
Series 2007, RB(c)	5.50%	02/01/2042	510	505,282
				9,775,704
Mississippi–0.09%
Mississippi (State of); Series 2015 C, Ref. GO Bonds	5.00%	10/01/2026	1,500	1,507,946
Mississippi Business Finance Corp. (Northrop Grumman Corp.); Series 2006, RB	4.55%	12/01/2028	25	25,008
				1,532,954
Missouri–1.46%
Cassville School District No. R-IV; Series 2023, GO Bonds	5.25%	03/01/2039	2,220	2,284,492
Jackson County Consolidated School District No. 4;
Series 2022, GO Bonds	5.00%	03/01/2038	1,825	1,845,562
Series 2022, GO Bonds	5.00%	03/01/2039	3,005	3,037,242
Kansas City (City of), MO Industrial Development Authority;
Series 2011, Ref. RB(d)(e)	5.50%	06/03/2026	2,700	2,700,396
Series 2011, Ref. RB	5.50%	09/01/2027	1,205	1,207,624
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	790	737,014
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center); Series 2015 B, Ref. RB	5.00%	02/01/2036	6,245	6,251,894
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	4,500	4,502,939
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,216,921
				23,784,084
Montana–0.06%
Montana (State of) Board of Housing (Hidden Creek 4); Series 2026, RB(d)	3.05%	05/01/2029	1,000	1,000,755
Nebraska–0.71%
Douglas (County of), NE (Creighton University); Series 2025, Ref. RB	5.00%	07/01/2027	1,000	1,023,197
Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,150	1,152,848
Omaha Public Power District Nebraska City Station Unit 2; Series 2026 A, Ref. RB	5.00%	02/01/2040	1,250	1,404,244
Omaha School District; Series 2016, GO Bonds	5.00%	12/15/2032	5,000	5,052,419
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016, Ref. RB	5.00%	01/01/2032	2,980	2,985,226
				11,617,934
Nevada–1.37%
Clark (County of), NV; Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	2,125	2,128,440
Clark (County of), NV Water Reclamation District; Series 2015, Ref. GO Bonds	5.00%	07/01/2032	2,000	2,007,616
Clark County School District;
Series 2021 A, GO Bonds	5.00%	06/15/2026	2,000	2,001,727
Series 2026 A, Ref. GO Bonds (INS - AGI)(a)	5.00%	06/15/2040	3,000	3,353,445
Las Vegas Valley Water District; Series 2016 B, Ref. GO Bonds(d)(e)	5.00%	06/01/2026	2,805	2,805,000
Sparks Tourism Improvement District No. 1; Series 2025, RB	3.88%	06/15/2028	1,500	1,507,630
Truckee Meadows Water Authority; Series 2016, Ref. RB(d)(e)	5.00%	07/01/2026	2,000	2,003,674
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Washoe (County of), NV (Sierra Pacific Power Corp.);
Series 2016, Ref. RB(d)	3.63%	10/01/2029	$1,500	$1,516,071
Series 2016, Ref. RB(c)(d)	4.13%	10/01/2029	5,000	5,084,393
				22,407,996
New Hampshire–1.09%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,151	5,116,317
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB	4.25%	07/20/2041	3,856	3,856,786
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	4,940	4,839,154
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,004,103
				17,816,360
New Jersey–3.50%
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2032	815	833,920
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	5,100	5,107,516
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group);
Series 2016 A, Ref. RB(d)(e)	5.00%	07/01/2026	9,110	9,126,734
Series 2026, Ref. RB	5.00%	07/01/2029	10,000	10,645,566
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	2,045	2,118,004
Series 2024 B, RB	3.50%	05/01/2029	3,625	3,667,680
Subseries 2024 D, RB (CEP - GNMA)	2.90%	11/01/2027	2,500	2,488,680
New Jersey (State of) Transportation Trust Fund Authority;
Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,141,532
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,006,679
Series 2024 A, Ref. RB	5.00%	06/15/2036	1,000	1,127,299
Series 2025 AA, RB	5.00%	06/15/2037	3,000	3,397,148
New Jersey (State of) Turnpike Authority;
Series 2014 A, RB	5.00%	01/01/2027	3,090	3,095,640
Series 2025 B, RB	5.00%	01/01/2028	4,000	4,155,935
Series 2027 A, Ref. RB	5.00%	01/01/2029	5,000	5,204,619
				57,116,952
New Mexico–0.67%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds(d)(e)	5.00%	08/01/2026	2,575	2,584,457
Series 2017, GO Bonds(d)(e)	5.00%	08/01/2026	1,700	1,706,244
Series 2017, GO Bonds(d)(e)	5.00%	08/01/2026	2,910	2,920,688
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(d)	3.90%	06/01/2028	3,700	3,757,704
				10,969,093
New York–8.88%
Long Island (City of), NY Power Authority; Series 2025 B, RB(d)	3.00%	09/01/2028	5,000	5,003,876
Metropolitan Transportation Authority; Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(f)(h)	2.00%	11/15/2050	4,000	4,000,000
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	611,772
Monroe County Industrial Development Corp. (Andrews Terrace Community); Series 2024, RB(d)	5.00%	07/01/2027	5,000	5,105,755
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	1,500	1,504,196
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,414	2,051,596
New York & New Jersey (States of) Port Authority; One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,497
New York (City of), NY;
Series 2012, VRD GO Bonds(f)	2.00%	04/01/2042	12,885	12,885,000
Series 2021-3, VRD GO Bonds(f)	2.00%	04/01/2042	16,000	16,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2010, VRD RB(f)	2.10%	06/15/2043	$5,725	$5,725,000
Series 2014, VRD RB(f)	2.05%	06/15/2049	4,000	4,000,000
Series 2018 EE, Ref. RB	5.00%	06/15/2040	2,000	2,055,414
New York (City of), NY Transitional Finance Authority;
Series 2016, RB(d)(e)	5.00%	07/13/2026	3,940	3,950,191
Series 2018, VRD RB(f)	2.10%	08/01/2042	2,000	2,000,000
New York (State of) Dormitory Authority;
Series 2016 D, Ref. RB(d)(e)	5.00%	08/15/2026	3,965	3,984,720
Series 2025, RB	3.05%	11/15/2030	2,625	2,624,266
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025, Ref. RB	5.00%	05/01/2034	3,000	3,379,999
New York (State of) Dormitory Authority (St. John’s University);
Series 2025, Ref. RB	5.00%	07/01/2027	450	461,022
Series 2025, Ref. RB	5.00%	07/01/2028	1,000	1,047,054
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2029	750	788,027
Series 2024, RB	5.00%	10/01/2030	750	796,273
Series 2024, RB	5.00%	10/01/2031	1,000	1,071,108
Series 2024, RB	5.00%	10/01/2033	1,100	1,197,657
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-2, RB(d)	3.80%	05/01/2027	4,000	4,001,756
Series 2023 E-2, RB(d)	3.88%	05/01/2028	4,380	4,381,849
Series 2024, RB(d)	3.45%	11/01/2029	7,200	7,201,153
New York City Housing Development Corp. (Green Bonds);
Series 2022 B-2, RB (CEP - Federal Housing Administration)(d)	3.40%	12/22/2026	12,495	12,498,404
Series 2022 C-3, VRD RB(f)	1.55%	05/01/2062	5,000	5,000,000
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(b)(c)(d)	4.25%	09/03/2030	1,000	1,016,860
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(c)	5.00%	08/01/2026	3,090	3,091,920
Series 2016, Ref. RB(c)	5.00%	08/01/2031	19,070	19,069,514
Series 2020, Ref. RB(c)	5.25%	08/01/2031	7,145	7,459,156
Yonkers (City of), NY; Series 2026 A, GO Bonds (INS - AGI)(a)	5.00%	02/01/2033	400	454,220
				144,888,255
North Carolina–1.72%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2016, Ref. RB	5.00%	01/15/2034	1,500	1,502,123
North Carolina (State of) (Garvee);
Series 2025, Ref. RB	5.00%	03/01/2027	10,000	10,177,127
Series 2025, Ref. RB	5.00%	03/01/2028	6,000	6,250,065
North Carolina (State of) Medical Care Commission; Series 2025, RB	3.90%	01/01/2029	680	680,355
North Carolina (State of) Medical Care Commission (Porters Neck Village); Series 2026 B-3, RB	3.35%	01/01/2031	2,400	2,400,347
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2031	1,610	1,620,480
Raleigh (City of), NC Combined Enterprise System; Series 2026, Ref. RB	5.00%	12/01/2032	1,000	1,136,448
Raleigh (City of), NC Housing Authority (Tryon Flats); Series 2025, RB(d)	2.95%	03/01/2029	2,240	2,232,328
University of North Carolina; Series 2008 A, RB (INS - AGI)(a)	4.75%	10/01/2028	10	10,014
Wilmington Housing Authority; Series 2025, RB(d)	2.95%	05/01/2028	2,000	1,998,952
				28,008,239
North Dakota–0.51%
Horace (City of), ND;
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2030	520	548,655
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2031	550	585,588
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2032	580	622,151
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2033	610	658,082
North Dakota (State of) Housing Finance Agency; Series 2015, VRD RB(f)	1.57%	07/01/2036	5,935	5,935,000
				8,349,476
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–3.42%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2025, Ref. RB	5.00%	02/15/2033	$250	$280,113
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	5.00%	06/01/2029	1,000	1,057,178
Cleveland (City of), OH; Series 2008 B-2, RB (INS - NATL)(a)(g)	0.00%	11/15/2026	3,545	3,492,509
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2023, RB(d)	5.00%	02/01/2027	3,000	3,018,535
Columbus (City of), OH; Series 2015, Ref. RB	5.00%	06/01/2030	1,575	1,581,877
Columbus City School District (Construction and Improvement); Series 2016 A, Ref. GO Bonds(d)(e)	5.00%	06/01/2026	6,260	6,260,000
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.00%	01/01/2036	850	961,521
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGI)(a)(c)	5.00%	12/01/2026	1,335	1,336,367
Franklin (County of), OH; Series 2015, RB	5.00%	05/15/2031	880	887,440
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(d)	4.38%	06/15/2026	2,500	2,498,628
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2030	3,430	3,468,894
Huber Heights (City of), OH; Series 2025, GO Notes	5.00%	06/25/2026	1,500	1,501,800
Ohio (State of) Air Quality Development Authority (American Electric Power Company); Series 2026, Ref. RB(d)	3.50%	04/01/2030	1,200	1,204,503
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2026, RB	3.88%	01/01/2036	2,500	2,504,453
Series 2026, RB(c)	4.13%	01/01/2036	1,260	1,264,624
Ohio (State of) Higher Educational Facility Commission (University of Dayton 2025); Series 2025, Ref. RB	5.00%	02/01/2036	780	877,263
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2018, Ref. RB	5.00%	12/01/2035	2,000	2,059,060
Ohio State University (The);
Series 2023, Ref. VRD RB(f)	2.10%	06/01/2035	9,160	9,160,000
Series 2023, VRD Ref. RB(f)	2.10%	06/01/2043	3,000	3,000,000
Pickerington Local School District; Series 2025, Ref. GO Bonds	5.00%	12/01/2032	1,000	1,118,736
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	305	305,127
Scioto (County of), OH (Southern Ohio Medical Center);
Series 2016, Ref. RB	5.00%	02/15/2032	2,550	2,552,022
Series 2016, Ref. RB	5.00%	02/15/2033	2,855	2,857,027
Westerville City School District; Series 2018, COP	5.00%	12/01/2039	2,450	2,482,103
				55,729,780
Oklahoma–0.87%
Oklahoma (State of) Capitol Improvement Authority (Capitol Repair); Series 2018 C, RB	5.00%	01/01/2038	2,320	2,361,282
Oklahoma (State of) Development Finance Authority;
Series 2025 B, Ref. RB	5.00%	06/01/2027	430	439,602
Series 2025 B, Ref. RB	5.00%	06/01/2028	325	339,589
Series 2025 B, Ref. RB	5.00%	06/01/2029	595	633,538
Oklahoma (State of) Municipal Power Authority; Series 2025 A, Ref. RB (INS - AGI)(a)	5.00%	01/01/2033	300	335,341
Oklahoma (State of) Turnpike Authority; Series 2018 A, RB	5.00%	01/01/2034	1,125	1,137,517
Oklahoma Water Resources Board; Series 2025, RB	5.00%	10/01/2027	530	547,105
Tulsa (City of), OK Airports Improvement Trust (American Airlines, Inc.); Series 2025, Ref. RB(c)	6.25%	12/01/2035	1,000	1,128,088
Tulsa County Independent School District No. 1 Tulsa; Series 2025 B, GO Bonds	5.00%	08/01/2028	5,000	5,229,038
Tulsa County Independent School District No. 4 Bixby; Series 2025, GO Bonds	5.00%	06/01/2027	1,000	1,021,633
University of Oklahoma (The); Series 2025 A, Ref. RB	5.00%	07/01/2027	1,000	1,024,925
				14,197,658
Oregon–1.11%
Albany Hospital Facility Authority; Series 2026, RB	3.20%	11/15/2029	2,000	2,001,886
Morrow (Port of), OR; Series 2024 A, GO Bonds(b)	5.15%	10/01/2026	5,000	5,000,733
Oregon (State of); Series 2020 J, Ref. VRD GO Bonds(f)	1.80%	06/01/2039	600	600,000
Oregon (State of) Department of Transportation; Series 2026 A, RB	5.00%	11/15/2039	1,000	1,130,138
Oregon (State of) Housing & Community Services Department (Verde Pines); Series 2025 O, RB(d)	3.10%	02/01/2028	1,875	1,876,648
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Oregon Health & Science University;
Series 2016 B, Ref. RB	5.00%	07/01/2033	$1,275	$1,276,987
Series 2016 B, Ref. RB	5.00%	07/01/2036	3,270	3,274,179
Series 2016 B, Ref. RB	5.00%	07/01/2039	2,890	2,893,006
				18,053,577
Pennsylvania–3.16%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB(e)	5.00%	10/15/2026	85	85,694
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2033	3,800	3,918,286
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2035	2,025	2,065,543
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(b)	5.00%	10/01/2029	350	360,718
Series 2024, Ref. RB(b)	5.00%	10/01/2034	705	738,022
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC); Series 2023 A, Ref. RB(d)	4.10%	04/03/2028	3,000	3,066,356
Pennsylvania (Commonwealth of); Series 2025 B, Ref. GO Bonds	5.00%	08/15/2026	3,000	3,014,834
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(c)	5.00%	12/31/2038	1,000	1,000,335
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority;
Series 2016 AT-1, RB(d)(e)	5.00%	06/15/2026	355	355,261
Series 2016 AT-1, RB	5.00%	06/15/2031	1,965	1,967,452
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD Ref. RB(f)	2.38%	09/01/2045	10,095	10,095,000
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016 A, Ref. RB	5.00%	12/01/2030	9,990	10,093,105
Series 2023 B, VRD Ref. RB (LOC - TD Bank, N.A.)(f)(h)	1.55%	12/01/2043	6,320	6,320,000
Philadelphia (City of), PA; Series 2017 A, Ref. RB	5.00%	07/01/2042	1,740	1,765,279
Philadelphia (City of), PA (1998 General Ordinance);
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2031	3,270	3,294,477
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	1,400	1,410,339
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025, RB	5.00%	03/01/2027	1,400	1,421,023
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	530	532,737
				51,504,461
Puerto Rico–0.37%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGI)(a)	5.00%	07/01/2026	100	100,396
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2026	3,905	3,920,486
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2027	1,505	1,505,338
Series 2008 WW, RB (INS - AGI)(a)	5.25%	07/01/2033	500	500,097
				6,026,317
Rhode Island–1.76%
Bristol Warren Regional School District; Series 2025-1, GO Notes(e)	5.00%	06/04/2026	12,400	12,402,146
Rhode Island Health & Educational Building Corp. (Higher Education Facilities- Brown); Series 2005 A, VRD RB(f)	1.59%	05/01/2035	7,500	7,500,000
Rhode Island Housing & Mortgage Finance Corp. (Green Bonds); Series 2024 1-A, RB (CEP - Federal Housing Administration)(d)	3.60%	10/01/2027	3,000	3,000,474
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,145	1,145,000
Series 2015 B, Ref. RB	4.50%	06/01/2045	4,740	4,704,112
				28,751,732
South Carolina–1.21%
Corp ForGreer (City Improvement); Series 2025, RB	5.00%	09/01/2028	150	157,656
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	621,041
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	$4,000	$4,035,797
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2027	250	254,820
Series 2024, RB	5.00%	11/15/2028	275	283,365
Series 2024, RB	5.00%	11/15/2029	250	259,859
Series 2024, RB	5.00%	11/15/2030	250	261,324
Series 2024, RB	5.00%	11/15/2031	280	294,249
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2025, Ref. RB(d)	5.00%	11/01/2030	3,340	3,590,858
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB(d)(e)	5.00%	06/01/2026	570	570,000
Series 2016 A, Ref. RB(d)(e)	5.00%	06/01/2026	610	610,000
Series 2016 A, Ref. RB(d)(e)	5.00%	06/01/2026	1,625	1,625,000
Series 2016 A, Ref. RB	5.00%	12/01/2029	1,275	1,276,424
Series 2016 A, Ref. RB (INS - AGI)(a)	5.00%	12/01/2032	3,375	3,378,606
Series 2016 A, Ref. RB	5.00%	12/01/2035	1,525	1,526,270
Series 2025 B, Ref. RB	5.00%	12/01/2026	1,000	1,010,929
				19,756,198
Tennessee–1.64%
Clarksville (City of), TN;
Series 2025, Ref. RB	5.00%	09/01/2026	1,000	1,005,810
Series 2025, Ref. RB	5.00%	09/01/2027	1,220	1,255,987
Johnson City (City of), TN Health & Educational Facilities Board (Lakewood Apartments); Series 2026, RB(d)	2.85%	04/01/2028	1,125	1,125,000
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments); Series 2025, RB(b)	4.25%	11/01/2030	1,500	1,491,812
Metropolitan Nashville Airport Authority (The); Series 2026 B, RB(c)	5.00%	07/01/2040	1,375	1,495,513
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Parkwood Villa Apts); Series 2025, RB(d)	3.15%	12/01/2027	2,700	2,704,337
Shelby (County of), TN; Series 2022 A, GO Bonds	5.00%	04/01/2031	1,980	2,187,854
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	1,130	1,139,575
Tennessee Energy Acquisition Corp. (Gas); Series 2023 A-1, Ref. RB(d)	5.00%	05/01/2028	7,415	7,627,312
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	2,455	2,564,225
Williamson (County of), TN Industrial Development Board; Series 2023, RB(d)	5.00%	05/01/2027	4,125	4,158,713
				26,756,138
Texas–10.44%
Abilene (City of), TX; Series 2025, Ref. GO Bonds	5.00%	02/15/2027	1,000	1,016,288
Aldine Independent School District; Series 2017, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	2,300	2,327,620
Alvin College; Series 2025, Ref. GO Bonds	5.00%	02/15/2027	1,440	1,461,526
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(b)	5.00%	06/15/2030	1,760	1,808,017
Austin (City of), TX; Series 2025, Ref. GO Bonds	5.00%	09/01/2031	2,500	2,772,702
Austin Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2035	1,160	1,162,690
Baytown (City of), TX; Series 2026, Ctfs. Of Obligations	5.00%	02/01/2037	1,000	1,112,880
Board of Regents of the University of Texas System; Series 2025 A, RB	5.00%	08/15/2026	500	502,326
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(d)	3.85%	12/01/2027	2,405	2,435,634
Brooks Development Authority; Series 2025 B, Ref. RB(b)(d)	5.00%	08/15/2032	1,500	1,579,086
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN (Acquired 07/20/2021; Cost $2,200,000)(b)(c)(i)	3.63%	07/01/2026	2,200	2,192,579
Celina (City of), TX; Series 2026, Ctfs. Of Obligations	5.00%	09/01/2035	1,000	1,145,317
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	775	778,170
Conroe Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	2,000	2,267,560
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Coppell Independent School District; Series 2026, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	$1,200	$1,366,752
Crowley Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2027	965	979,764
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-2, RB(c)(d)	5.00%	11/01/2029	3,000	3,152,769
Dallas (City of), TX;
Series 2015 A, Ref. RB	5.00%	10/01/2032	3,940	3,946,073
Series 2017, RB	5.00%	10/01/2031	1,745	1,795,309
Dallas (City of), TX (Palladium Bucker Station); Series 2025, RB(d)	3.05%	08/01/2028	4,000	4,002,039
Dallas (City of), TX Area Rapid Transit; Series 2016 B, Ref. RB	5.00%	12/01/2033	16,920	17,100,895
Dallas College; Series 2022, GO Bonds	5.00%	02/15/2035	3,250	3,254,438
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	1,320	1,333,689
Series 2017, RB	5.00%	12/01/2035	3,240	3,265,822
DeSoto Independent School District; Series 2015 B, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/15/2032	2,000	2,002,999
Dripping Springs Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,000	1,099,059
Ector County Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	2,015	2,073,538
Forney Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	750	789,214
Fort Bend (County of), TX; Series 2025, Ref. RB (INS - AGI)(a)	5.00%	03/01/2028	1,000	1,039,756
Fort Bend Independent School District; Series 2026 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)(d)	3.13%	08/01/2029	2,500	2,502,955
Friendswood Independent School District; Series 2024, GO Notes	5.00%	02/15/2031	1,280	1,282,251
Garland (City of), TX;
Series 2026, Ref. RB (INS - AGI)(a)	5.00%	03/01/2041	375	415,117
Series 2026, Ref. RB (INS - AGI)(a)	5.00%	03/01/2042	475	523,662
Grapevine-Colleyville Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	3,500	3,825,960
Greenville Independent School District; Series 2026, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,500	1,682,692
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGI)(a)	4.00%	09/01/2030	620	620,318
Harris (County of), TX; Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,690,186
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	1,605	1,607,595
Harris County Cultural Education Facilities Finance Corp. (Teco Project); Series 2017, Ref. RB	5.00%	11/15/2033	3,675	3,771,406
Irving Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	425	442,844
Katy Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	1,500	1,525,597
Klein Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	2,000	2,142,296
La Porte (County of), TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	2,720	2,988,180
La Vernia (City of), TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	1,000	1,080,552
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	1,000	1,009,231
Leander Independent School District;
Series 2025 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(g)	0.00%	08/15/2026	800	795,236
Series 2025 B, Ref. GO Bonds(g)	0.00%	08/15/2026	1,400	1,391,464
Love Field Airport Modernization Corp.; Series 2015, RB(c)	5.00%	11/01/2035	1,200	1,202,946
Lubbock (City of), TX; Series 2025, RB	5.00%	02/15/2036	1,160	1,314,288
Lubbock Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,540	1,691,124
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	1,725	1,795,952
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	865	866,715
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,029
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(b)	4.00%	08/15/2027	1,040	1,038,673
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North East Texas Regional Mobility Authority; Series 2025 A, Ref. RB	5.00%	01/01/2033	$500	$552,926
North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(a)	5.00%	12/15/2030	205	205,352
North Texas Municipal Water District; Series 2025, Ref. RB	5.00%	09/01/2030	1,750	1,909,710
North Texas Tollway Authority; Series 2017 A, Ref. RB	5.00%	01/01/2032	4,265	4,318,373
Pearland Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	1,250	1,416,211
Pecos Barstow Toyah Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,350	1,350,946
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,885	1,885,873
Permanent University Fund - University of Texas System; Series 2025 A, Ref. RB	5.00%	07/01/2036	6,695	7,781,414
Plano (City of), TX; Series 2023, Ref. GO Bonds	5.00%	09/01/2036	3,370	3,725,516
Prosper Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	1,750	1,990,781
Round Rock Independent School District; Series 2025 C, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	2,500	2,571,746
San Antonio (City of), TX;
Series 2024 A, VRD GO Bonds(f)	2.10%	05/01/2054	8,000	8,000,000
Series 2026 A, RB(d)	2.90%	12/01/2027	1,000	993,825
San Antonio Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	1,615	1,621,515
Sherman Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	800	833,178
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2017, Ref. RB	5.00%	10/01/2040	1,175	1,200,970
Tarrant (County of), TX Regional Water District; Series 2015, Ref. RB(d)(e)	5.00%	06/16/2026	1,055	1,055,945
Texas (State of); Series 2014, GO Bonds(d)	2.80%	10/01/2030	4,000	3,981,536
Texas (State of) Water Development Board (Master Trust); Series 2025, RB	5.00%	04/15/2032	2,000	2,239,846
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2015 A, RB	5.00%	10/15/2031	2,875	2,878,929
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(j)	2.12%	09/15/2027	6,305	6,296,827
Texas Municipal Gas Acquisition & Supply Corp. V;
Series 2026, RB	5.00%	04/01/2028	1,000	1,026,996
Series 2026, RB	5.00%	04/01/2030	1,000	1,042,966
Texas Municipal Gas Acquisition & Supply Corp. VI;
Series 2025, RB	5.00%	01/01/2027	400	403,785
Series 2025, RB	5.00%	01/01/2028	275	281,921
Series 2025, RB	5.00%	01/01/2029	500	519,544
Tomball Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	1,300	1,405,672
University of Houston;
Series 2017 A, Ref. RB	5.00%	02/15/2033	375	375,459
Series 2017 A, Ref. RB	5.00%	02/15/2034	840	840,968
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	08/15/2030	45	46,213
Wink-Loving Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	500	501,869
				170,258,592
Utah–0.57%
Downtown Revitalization Public Infrastructure District (SEG Redevelopment); Series 2025, RB (INS - AGI)(a)	5.00%	06/01/2027	1,000	1,022,131
Local Building Authority of Alpine School District (West School District);
Series 2025, RB	5.00%	03/15/2029	1,000	1,065,490
Series 2025, RB	5.00%	03/15/2030	1,000	1,086,689
Ogden City School District; Series 2020, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	1,000	1,070,957
Utah (State of) Transit Authority; Series 2025, Ref. RB	5.00%	12/15/2028	1,600	1,696,809
Utah Housing Corp. (Liberty Corner); Series 2025, RB(d)	3.00%	09/01/2029	3,300	3,297,405
				9,239,481
Vermont–0.14%
Vermont Municipal Bond Bank; Series 2025, Ref. RB	5.00%	12/01/2031	2,000	2,231,881
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.44%
Richmond (City of), VA Redevelopment & Housing Authority; Series 2026, RB(d)	3.05%	06/01/2028	$2,000	$2,004,365
Virginia (Commonwealth of) Port Authority;
Series 2025, RB	5.00%	07/01/2027	675	691,533
Series 2025, RB	5.00%	07/01/2030	510	554,938
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2023 B-3, RB	5.38%	09/01/2029	1,850	1,857,821
Wise (County of), VA Industrial Development Authority; Series 2009, RB(d)	3.13%	10/01/2030	2,000	1,995,236
				7,103,893
Washington–2.61%
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	640	643,851
Energy Northwest; Series 2025 A, Ref. RB	5.00%	07/01/2027	5,000	5,125,168
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	5	5,001
King (County of), WA;
Series 2025 B, Ref. VRD RB(f)	2.00%	01/01/2042	5,810	5,810,000
Series 2025, VRD RB(f)	2.07%	01/01/2065	3,000	3,000,000
King County School District No. 401 Highline; Series 2025, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	700	798,512
Lewis (County of), WA Public Utility District No. 1; Series 2013, Ref. RB	5.25%	04/01/2032	5,000	5,034,349
Seattle (City of), WA; Series 2025, Ref. RB	5.00%	02/01/2030	1,000	1,083,443
Seattle (Port of), WA; Series 2017, GO Bonds	5.00%	01/01/2036	4,000	4,047,874
Snohomish (County of), WA Public Utility District No. 1; Series 2025 B, Ref. RB	5.00%	12/01/2036	1,000	1,150,089
Vancouver Housing Authority; Series 2026, RB	5.00%	08/01/2029	800	832,292
Washington (State of);
Series 2016 B, GO Bonds(d)(e)	5.00%	08/01/2026	1,205	1,209,630
Series 2025 A, GO Bonds	5.00%	08/01/2032	2,690	3,027,298
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,541,754
Series 2012 A, RB	5.00%	10/01/2027	2,415	2,416,743
Series 2012 A, RB	5.00%	10/01/2028	165	165,739
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,776,579
Washington State University; Series 2025, Ref. RB	5.00%	04/01/2035	2,490	2,848,928
				42,517,250
West Virginia–0.25%
West Virginia (State of) Economic Development Authority (Commercial Metals Co.); Series 2025, RB(c)(d)	4.63%	05/15/2032	1,000	1,025,968
West Virginia (State of) Economic Development Authority (Appalachain Power Company- AMOS Project); Series 2011 A, RB(c)(d)	3.30%	09/01/2028	2,000	2,009,804
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2017, RB	5.00%	06/01/2035	1,100	1,117,236
				4,153,008
Wisconsin–2.06%
Central Brown (County of), WI Water Authority; Series 2024 A, Ref. RB	5.00%	11/01/2026	1,455	1,468,207
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,235,574
University of Wisconsin Hospitals & Clinics; Series 2024 C, Ref. VRD RB(f)	2.00%	04/01/2054	4,500	4,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	1,350	1,352,193
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2013, RB	5.00%	08/15/2026	100	100,230
Series 2013, RB	5.00%	08/15/2027	800	801,815
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(b)(d)(e)	5.00%	07/01/2026	7,770	7,784,273
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp.); Series 2026, Ref. RB(d)	5.00%	12/01/2033	5,000	5,470,634
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health);
Series 2014 A, RB	5.00%	12/01/2028	980	982,888
Series 2014 A, RB	5.00%	12/01/2029	1,475	1,478,413
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 E, RB(d)	3.88%	05/01/2027	1,110	1,110,495
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(b)(g)	0.00%	12/15/2033	1,528	952,103
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(b)	5.25%	06/15/2035	$1,070	$1,070,244
Wisconsin (State of) Public Finance Authority (Duke Energy Progress); Series 2022, Ref. RB(d)	3.30%	10/01/2026	1,745	1,745,382
Wisconsin (State of) Public Finance Authority (Milo Farms); Series 2025, RB(b)(g)	0.00%	12/15/2039	3,000	1,103,386
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	450	454,222
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016, Ref. RB	5.00%	06/01/2040	1,000	1,002,409
Wisconsin (State of) Public Finance Authority (Sky Harbour Capital Iii Llc Aviation Facilities); Series 2026, RB(b)(c)(d)	6.00%	01/01/2031	1,000	1,016,854
				33,629,322
Total Municipal Obligations (Cost $1,576,193,266)				1,579,790,173
			Shares
Exchange-Traded Funds–0.05%
Invesco Rochester High Yield Municipal ETF (Cost $872,528)(k)			17,000	866,684
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.00%
California–0.00%
CalPlant I LLC; Exit Facility (Cost $75,000)(b)(l)	15.00%	02/28/2027	$75	14,716
			Shares
MuniFund Preferred Shares–1.19%
Nuveen AMT-Free Municipal Credit Income Fund; Series B(f)	2.02%		9,410,000	9,410,000
Nuveen AMT-Free Quality Municipal Income Fund; MFP, Series D(f)	2.86%		10,000,000	10,000,000
Total MuniFund Preferred Shares (Cost $19,410,000)				19,410,000

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(l)			12,000	21,000
TOTAL INVESTMENTS IN SECURITIES(m)–98.11% (Cost $1,596,550,794)				1,600,102,573
OTHER ASSETS LESS LIABILITIES–1.89%				30,759,544
NET ASSETS–100.00%				$1,630,862,117
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $96,261,435, which represented 5.90% of the Fund’s Net Assets.

(c)	Security subject to the alternative minimum tax.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(g)	Zero coupon bond issued at a discount.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Restricted security. The aggregate value of these securities at May 31, 2026 was $5,032,579, which represented less than 1% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Rochester High Yield Municipal ETF*	$844,625	$-	$-	$22,481	$-	$866,684	$33,278

*	Includes return of capital distribution.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,579,790,173	$—	$1,579,790,173
MuniFund Preferred Shares	—	19,410,000	—	19,410,000
Exchange-Traded Funds	866,684	—	—	866,684
Common Stocks & Other Equity Interests	—	—	21,000	21,000
U.S. Dollar Denominated Bonds & Notes	—	—	14,716	14,716
Total Investments in Securities	866,684	1,599,200,173	35,716	1,600,102,573
Other Investments - Assets
Investments Matured	—	6,413	4,905	11,318
Total Investments	$866,684	$1,599,206,586	$40,621	$1,600,113,891
Invesco Short Term Municipal Fund